9. SHARE CAPITAL (Details - Warrant outstanding) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Price $0.03 - $0.010
Warrants Outstanding	13,209,335
Weighted Average Exercise Price	$ 0.07
Remaining Contractual Life (yrs)	3 years 10 months 24 days
Price $0.11 - $0.15
Warrants Outstanding		13,382,095
Weighted Average Exercise Price		$ 0.13
Remaining Contractual Life (yrs)	1 year 8 months 12 days
Price $0.15 - $0.20
Warrants Outstanding		11,993,926
Weighted Average Exercise Price		$ 0.19
Remaining Contractual Life (yrs)	2 years 2 months 12 days
Price $0.21 - $0.30
Warrants Outstanding		5,626,910
Weighted Average Exercise Price		$ 0.28
Remaining Contractual Life (yrs)	2 years 3 months 18 days
$0.31 - $0.50
Warrants Outstanding		627,372
Weighted Average Exercise Price		$ 0.45
Remaining Contractual Life (yrs)	1 year 9 months 18 days
$2.50 - $2.55
Warrants Outstanding		500,000
Weighted Average Exercise Price		$ 2.19
Remaining Contractual Life (yrs)	6 months
Warrants [Member]
Warrants Outstanding	45,339,638	38,657,970	36,346,970